Derivative instruments and hedging activities - Volume of Derivative Activity in Statement of Financial Position (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2015	Mar. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative assets, Notional		¥ 1,557,320	¥ 1,297,096
Derivative assets, Fair value		42,100	26,069
Derivative liabilities, Notional	[1]	1,520,885	1,267,991
Derivative liabilities, Fair value	[1]	41,785	26,068
Derivatives used for trading and non-trading purposes [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	[2],[3]	1,555,402	1,294,844
Derivative assets, Fair value	[2],[3]	42,045	26,007
Derivative liabilities, Notional	[1],[2],[3]	1,520,525	1,267,579
Derivative liabilities, Fair value	[1],[2],[3]	41,783	26,064
Derivatives used for trading and non-trading purposes [Member] | Equity contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	[2],[3]	20,681	15,761
Derivative assets, Fair value	[2],[3]	1,747	1,922
Derivative liabilities, Notional	[1],[2],[3]	20,431	14,911
Derivative liabilities, Fair value	[1],[2],[3]	1,983	2,254
Derivatives used for trading and non-trading purposes [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	[3]	1,367,970	1,132,306	[2]
Derivative assets, Fair value	[2],[3]	31,611	19,459
Derivative liabilities, Notional	[1],[2],[3]	1,343,616	1,098,406
Derivative liabilities, Fair value	[1],[2],[3]	31,691	19,249
Derivatives used for trading and non-trading purposes [Member] | Credit contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	[2],[3]	30,055	38,136
Derivative assets, Fair value	[2],[3]	1,111	1,314
Derivative liabilities, Notional	[1],[2],[3]	29,689	40,310
Derivative liabilities, Fair value	[1],[2],[3]	1,118	1,623
Derivatives used for trading and non-trading purposes [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	[2],[3]	136,683	108,595
Derivative assets, Fair value	[2],[3]	7,576	3,312
Derivative liabilities, Notional	[1],[2],[3]	126,750	113,915
Derivative liabilities, Fair value	[1],[2],[3]	6,990	2,938
Derivatives used for trading and non-trading purposes [Member] | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	[2],[3]	13	46
Derivative assets, Fair value	[2],[3]	0	0
Derivative liabilities, Notional	[1],[2],[3]	39	37
Derivative liabilities, Fair value	[1],[2],[3]	1	0
Derivatives designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional		1,918	2,252
Derivative assets, Fair value		55	62
Derivative liabilities, Notional	[1]	360	412
Derivative liabilities, Fair value	[1]	2	4
Derivatives designated as hedging instruments [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional		1,741	2,143
Derivative assets, Fair value		54	62
Derivative liabilities, Notional	[1]	199	296
Derivative liabilities, Fair value	[1]	0	2
Derivatives designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional		177	109
Derivative assets, Fair value		1	0
Derivative liabilities, Notional	[1]	161	116
Derivative liabilities, Fair value	[1]	¥ 2	¥ 2

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	As of March 31, 2014 and 2015, the amounts reported include derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. These amounts have not been separately presented since such amounts were not significant.
[3]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.